CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Ordinary shares		Additional paid in capital [1]	Accumulated deficits	Accumulated other comprehensive loss	Equity Attributable to Owners of the Company	Non-controlling interest
Beginning balance, shares at Jun. 30, 2021		779,510
Beginning balance at Jun. 30, 2021	$ (1,241,661)	$ 78	[1]	$ 9,922	$ (1,274,920)	$ 23,259	$ (1,241,661)
Ordinary shares issued for conversion of debt, shares		120,652,634
Ordinary shares issued for conversion of debt, value	1,547,804	$ 12,065	[1]	1,535,739			1,547,804
Foreign currency translation adjustment	(14,143)					(14,143)	(14,143)
Net loss	(1,076,823)				(1,076,823)		(1,076,823)
Ending balance, shares at Jun. 30, 2022		121,432,144
Ending balance at Jun. 30, 2022	(784,823)	$ 12,143	[1]	1,545,661	(2,351,743)	9,116	(784,823)
Capital contribution from non-controlling interest	67					(2)	(2)	$ 69
Ordinary shares issued for conversion of debt, shares		295,824
Ordinary shares issued for conversion of debt, value	790,287	$ 29	[1]	790,258			790,287
Share issued under stock-based compensation, shares		5,071,886
Share issued under stock-based compensation, value	13,568,137	$ 507	[1]	13,567,630			13,568,137
Foreign currency translation adjustment	(460,152)					(460,152)	(460,152)
Net loss	(16,791,770)				(16,791,770)		(16,791,770)
Ending balance, shares at Jun. 30, 2023		126,799,854
Ending balance at Jun. 30, 2023	(3,678,254)	$ 12,679	[1]	15,903,549	(19,143,513)	(451,038)	(3,678,323)	69
Shares issued for commitment shares under Equity Line of Credit Arrangement, shares		2,994,012
Shares issued for commitment shares under Equity Line of Credit Arrangement, value	2,251,497	$ 299	[1]	2,251,198			2,251,497
Shares issued for PNCPS Compensation Shares		609,756
Shares issued for PNCPS Compensation Shares, value	1,060,975	$ 61	[1]	1,060,914			1,060,975
New share issuances, shares		3,015,437
New share issuances, value	22,553,066	$ 302	[1]	22,552,764			22,553,066
Reverse capitalisation of Prime Number Acquisition I Corp, shares		2,011,392
Reverse capitalisation of Prime Number Acquisition I Corp, value	(24,607,472)	$ 201	[1]	(24,607,673)			(24,607,472)
Ordinary shares issued for conversion of debt, shares		28,700,000
Ordinary shares issued for conversion of debt, value	5,122,950	$ 2,870	[1]	5,120,080			5,122,950
Share issued under stock-based compensation, shares		2,522,980
Share issued under stock-based compensation, value	450,352	$ 252	[1]	450,100			450,352
Share issued for marketing services, shares		800,000
Share issued for marketing services	200,000	$ 80	[1]	199,920			200,000
Share issued for Forward Purchase Agreement, shares		3,000,000
Share issued for Forward Purchase Agreement, value	756,000	$ 300	[1]	755,700			756,000
Foreign currency translation adjustment	34,761					34,761	34,761
Net loss	(11,254,626)				(11,254,626)		(11,254,626)
Ending balance, shares at Jun. 30, 2024		170,453,431
Ending balance at Jun. 30, 2024	$ (7,110,751)	$ 17,044	[1]	$ 23,686,552	$ (30,398,139)	$ (416,277)	$ (7,110,820)	$ 69

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.